Stockholders' Deficit - Summary of Warrants Outstanding (Detail) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2023	Dec. 31, 2025		Mar. 12, 2026	Feb. 26, 2026	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Term (years)		5 years 6 months
Exercise Price	$ 0.44		$ 0.88
Warrants Outstanding	7,434,321		3,525,094		371,057	185,527	93,266	36,766
Contractual life remaining (years)	2 years 7 months 24 days		3 years 1 month 20 days
SVB Warrants
Class of Stock [Line Items]
Issuance Date	Jan. 20, 2019		Jan. 20, 2019
Term (years)	10 years		10 years
Exercise Price	$ 4,848.8		$ 4,848.8
Warrants Outstanding	92		92				92	92
Contractual life remaining (years)	2 years 7 months 2 days		2 years 29 days
September 2023 Warrants
Class of Stock [Line Items]
Issuance Date	Sep. 20, 2023		Sep. 20, 2023
Term (years)	5 years 6 months		5 years 6 months
Exercise Price	$ 56.43		$ 56.43
Warrants Outstanding	34,599		34,599				34,599	34,599
Contractual life remaining (years)	2 years 8 months 19 days		3 years 2 months 19 days
September 2023 Placement Agent Warrants
Class of Stock [Line Items]
Issuance Date	Sep. 20, 2023		Sep. 20, 2023
Term (years)	5 years		5 years
Exercise Price	$ 72.26		$ 72.26
Warrants Outstanding	2,075		2,075				2,075	2,075
Contractual life remaining (years)	2 years 2 months 19 days		2 years 8 months 19 days
January 2024 Common Stock Warrant
Class of Stock [Line Items]
Issuance Date	Jan. 09, 2024		Jan. 09, 2024
Term (years)	5 years		5 years
Exercise Price	$ 12.98		$ 12.98
Warrants Outstanding	13,636		13,636				13,636	0
Contractual life remaining (years)	2 years 6 months 10 days		3 years 7 days
January 2024 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date	Jan. 09, 2024		Jan. 09, 2024
Exercise Price	$ 0.11		$ 0.11
Warrants Outstanding	42,864		42,864	[1]			42,864	0
August 2025 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date	Aug. 20, 2025		Aug. 20, 2025
Exercise Price	$ 0.11		$ 0.11
Warrants Outstanding	185,528		185,528	[1]			0	0
September 2025 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date	Sep. 25, 2025		Sep. 25, 2025
Exercise Price	$ 0.11		$ 0.11
Warrants Outstanding	1,743,760		2,318,657	[1]			0	0
December 2025 Pre-Funded Warrant
Class of Stock [Line Items]
Issuance Date	Dec. 12, 2025		Dec. 12, 2025
Exercise Price	$ 0.11		$ 0.11
Warrants Outstanding	927,643		927,643	[1]			0	0
February 2026 Pre-Funded Warrants
Class of Stock [Line Items]
Issuance Date	Feb. 26, 2026
Exercise Price	$ 0.11
Warrants Outstanding	1,088,067
March 2026 Pre-Funded Warrants
Class of Stock [Line Items]
Issuance Date	Mar. 12, 2026
Exercise Price	$ 0.11
Warrants Outstanding	371,057
June 2026 Pre-Funded Warrants
Class of Stock [Line Items]
Issuance Date	Jun. 10, 2026
Exercise Price	$ 0.01
Warrants Outstanding	3,025,000

[1]	Indicates the perpetual warrants that are excluded from the weighted average remaining contractual life (years) calculation.